PURCHASE COMMITMENTS (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
PURCHASE COMMITMENTS
Purchase commitments	$ 1,064,194	$ 1,209,381
PP&E commitments	$ 287,552	$ 231,313